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   As filed with the Securities and Exchange Commission on September 12, 2006

                                                       REGISTRATION NO. 33-47703
                                                                        811-6654
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         PRE-EFFECTIVE AMENDMENT NO. [ ]

                       POST-EFFECTIVE AMENDMENT NO. 48 [X]

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                AMENDMENT NO. 51

                         CHECK APPROPRIATE BOX OR BOXES)

                            BNY HAMILTON FUNDS, INC.
               --------------------------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3435 Stelzer Road
              Columbus, Ohio                           43219-3035
          ---------------------                        ----------
          (Address of Principal                        (Zip Code)
            Executive Offices)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (614) 470-8000

                                                        Copy to:
                 Troy Huliba                         Shanak Patnaik
              3435 Stelzer Road                   The Bank of New York
          Columbus, Ohio 43219-3035                 One Wall Street
                                                   New York, NY 10286
             (Name and Address of
              Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):

     [ ]  immediately upon filing pursuant to paragraph (b)
     [X]  on September 29, 2006 pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 48 to the Registration Statement of BNY Hamilton Funds, Inc. (the "Registrant") incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 47 to the Registration Statement of the Registrant filed with the Securities and Exchange Commission on June 29, 2006.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and the State of New York on the 11th day of September, 2006.

                                             BNY HAMILTON FUNDS, INC.

                                             /s/ Kevin J. Bannon
                                             ----------------------------
                                             Kevin J. Bannon
                                             Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 11th day of September, 2006.

             Name                                    Title
----------------------------    -----------------------------------------------
     Edward L. Gardner*         Director and Chairman of the Board of Directors

      James E. Quinn*                               Director

        Karen Osar*                                 Director

         Kim Kelly*                                 Director

      John R. Alchin*                               Director

    Newton P.S. Merrill*                            Director

      /s/ Guy Nordahl              Treasurer and Principal Accounting Officer
      ---------------
        Guy Nordahl


*By  /s/ Daniel Igo
     -------------------------
     Daniel Igo
     Attorney-in-Fact pursuant to a power of attorney